Average Annual Total Returns	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 1 year	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 5 years	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 10 years	Prospectus #1 Delaware Healthcare Fund Class A 1 year	Prospectus #1 Delaware Healthcare Fund Class A 5 years	Prospectus #1 Delaware Healthcare Fund Class A 10 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Healthcare Fund Class C 1 year	Prospectus #1 Delaware Healthcare Fund Class C 5 years	Prospectus #1 Delaware Healthcare Fund Class C 10 years	Prospectus #1 Delaware Healthcare Fund Class R 1 year	Prospectus #1 Delaware Healthcare Fund Class R 5 years	Prospectus #1 Delaware Healthcare Fund Class R 10 years	Prospectus #1 Delaware Healthcare Fund Institutional Class 1 year	Prospectus #1 Delaware Healthcare Fund Institutional Class 5 years	Prospectus #1 Delaware Healthcare Fund Institutional Class 10 years	Prospectus #2 Delaware Small Cap Growth Fund Inception Date	Prospectus #2 Delaware Small Cap Growth Fund Russell 2000 Growth Index 1 year	Prospectus #2 Delaware Small Cap Growth Fund Russell 2000 Growth Index Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class C 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class C Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class R 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class R Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class C 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class C 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class C 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class R 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 10 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Inception Date
Total	19.34%	12.87%	16.63%	4.76%	11.52%	15.27%	3.25%	10.10%	13.66%	3.56%	8.82%	12.26%	9.30%	12.00%	15.10%	10.90%	12.57%	15.67%	11.44%	13.14%	16.25%	Jun. 30, 2016	34.63%	18.73%	84.98%	32.73%	72.71%	26.51%	49.90%	23.42%	93.92%	33.46%	95.91%	34.12%	96.75%	34.79%	40.47%	18.68%	15.00%	82.79%	26.21%	19.45%	77.96%	22.17%	16.55%	49.92%	19.57%	15.11%	91.48%	26.75%	19.27%	93.42%	27.38%	19.86%	94.38%	28.02%	20.46%	94.51%	none	29.91%	May 02, 2016